Consolidated Balance Sheet (Parenthetical) - $ / shares	Jun. 30, 2015	Jun. 30, 2014
Statement of Financial Position [Abstract]
Serial preferred stock, par value	$ 0.50	$ 0.50
Serial preferred stock, authorized	3,000,000	3,000,000
Serial preferred stock, issued	0	0
Common stock, par value	$ 0.50	$ 0.50
Common stock, authorized	600,000,000	600,000,000
Common stock, issued	181,046,128	181,046,128
Treasury shares, shares	42,487,389	32,143,315